LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
LONG-TERM DEBT
LONG-TERM DEBT

NOTE 6 – LONG-TERM DEBT

The mortgage notes payable and pollution control revenue bonds are secured on a parity basis by a Master First Mortgage Indenture, Deed of Trust and Security Agreement except for two unsecured notes in the aggregate amount of $54.2 million as of March 31, 2016. Substantially all our assets, rents, revenues and margins are pledged as collateral. The Springerville certificates are secured by the assets of Springerville Unit 3. The Colowyo Bonds are secured by funds deposited with the trustee as part of the in-substance defeasance and an unconditional guarantee by us. All long-term debt contains certain restrictive financial covenants, including a debt service ratio requirement and equity to capitalization ratio requirement.

We have a secured revolving credit facility with Bank of America, N.A. and CoBank, ACB as Joint Lead Arrangers in the amount of $750 million (“Revolving Credit Agreement”). We had outstanding borrowings of $316 million and $271 million at March 31, 2016 and December 31, 2015, respectively. There is a 364-day, direct pay letter of credit issued under the Revolving Credit Agreement and provided by Bank of America, N.A. for the $46.8 million Moffat County, CO, Variable Rate Demand Pollution Control Revenue Refunding Bonds, Series 2009. As of March 31, 2016, we have $386 million in availability under the Revolving Credit Agreement.

Debt issuance costs are accounted for as a direct deduction of the associated long-term debt carrying amount consistent with the accounting for debt discounts and premiums. Debt issuance costs are amortized to interest expense using an effective interest method over the life of the respective debt.

Long-term debt consists of the following (thousands):

	March 31,	December 31,
	2016	2015
Total debt	$3,375,431	$3,371,679
Less debt issuance costs	(20,731)	(21,201)
Less debt discounts	(8,698)	(8,739)
Plus debt premiums	22,513	23,218
Total debt adjusted for discounts, premiums and debt issuance costs	3,368,515	3,364,957
Less current maturities	(92,891)	(91,419)
Long-term debt	$3,275,624	$3,273,538

NOTE 5 – LONG-TERM DEBT

The mortgage notes payable and pollution control revenue bonds are secured on a parity basis by a Master First Mortgage Indenture, Deed of Trust and Security Agreement except for two unsecured notes in the aggregate amount of $55.9 million as of December 31, 2015. Substantially all our assets, rents, revenues and margins are pledged as collateral. The Springerville certificates are secured by the assets of Springerville Unit 3. The Colowyo Bonds are secured by funds deposited with the trustee as part of the in-substance defeasance and an unconditional guarantee by us. All long-term debt contains certain restrictive financial covenants, including a DSR requirement and ECR requirement.

Long-term debt consists of the following (thousands):

	2015	2014
Mortgage notes payable
3.66% to 8.08% CFC, 5.96% average for 2015, due through 2028	$86,979	$92,977
2.63% to 6.17% CoBank, ACB, 4.35% average for 2015, due through 2042	278,086	287,798
First Mortgage Bonds, Series 2014E-1, 3.70% due 2024	250,000	250,000
First Mortgage Bonds, Series 2014E-2, 4.70% due 2044	250,000	250,000
First Mortgage Bonds, Series 2010A, 6.00% due 2040	500,000	500,000
First Mortgage Obligation, Series 2014B, Tranche 1, 3.90%, due through 2033	180,000	180,000
First Mortgage Obligation Series 2014B, Tranche 2, 4.30%, due through 2039	20,000	20,000
First Mortgage Obligation Series 2014B, Tranche 3, 4.45%, due through 2045	550,000	550,000
First Mortgage Obligation, Series 2009C, Tranche 1, 6.00%, due through 2019	108,571	135,714
First Mortgage Obligation, Series 2009C, Tranche 2, 6.31%, due through 2021	110,000	110,000
Variable rate CFC, as determined by CFC, 2.90% average for 2015, due through 2026	644	687
Variable rate CFC, LIBOR-based term loan, 1.48% average for 2015, due through 2049	102,220	102,220
Variable rate CoBank, ACB, LIBOR-based term loan, 1.74% average for 2015, due through 2044	102,220	102,220
Variable rate, Revolving Credit Agreement, LIBOR-based revolving credit, 1.25% average for 2015, due through 2019	271,000	50,000
Pollution control revenue bonds
City of Gallup, NM, 5.00%, Series 2005, due through 2017	10,815	15,840
Moffat County, CO Variable Rate Demand Series 2009, 0.06% average for 2015, due 2036	46,800	46,800
Springerville certificates
Series A, 6.04%, due through 2018	89,968	124,779
Series B, 7.14%, due through 2033	405,000	405,000
Colowyo Coal
Colowyo Bonds, 10.19%, due through 2016	7,693	15,899
Other	1,683	2,536
Total debt	$3,371,679	$3,242,470
Less debt issuance costs	(21,201)	(22,254)
Less debt discounts	(8,739)	(8,894)
Plus debt premiums	23,218	26,726
Total debt adjusted for discounts, premiums and debt issuance costs	$3,364,957	$3,238,048
Less current maturities	(91,419)	(92,802)
Long-term debt	$3,273,538	$3,145,246

On October 30, 2014, we issued the First Mortgage Bonds, Series 2014 E-1 and E-2 (“Series 2014 Bonds”) in an aggregate amount of $500 million. In connection with the Series 2014 Bonds, we entered into a registration rights agreement. On July 30, 2015, we commenced an offer to exchange the $500 million aggregate principal amount of the Series 2014 Bonds. The exchange offer satisfied our obligations under the registration rights agreement. The exchange offer did not represent a new financing transaction and there were no proceeds to us when the exchange offer was completed in September 2015.

We have a secured revolving credit facility with Bank of America, N.A.(“Bank of America”) and CoBank, ACB as Joint Lead Arrangers in the amount of $750 million (“Revolving Credit Agreement”). We had outstanding borrowings of $271 million and $50 million at December 31, 2015 and December 31, 2014, respectively. There is a 364-day, direct pay letter of credit issued under the Revolving Credit Agreement and provided by Bank of America, N.A. for the $46.8 million Moffat County, CO, Variable Rate Demand Pollution Control Revenue Refunding Bonds, Series 2009.  In November 2015, the letter of credit from Bank of America was extended for an additional 364 days to mature in January 2017. As of December 31, 2015, the availability under the Revolving Credit Agreement was $431 million.

Annual maturities of total debt adjusted for debt issuance costs, discounts and premiums at December 31, 2015 are as follows (thousands):

2016	$91,419
2017	108,037
2018	78,322
2019 (1)	368,776
2020	84,834
Thereafter	2,633,569
$3,364,957
(1)	Annual maturities in 2019 include $271 million of outstanding borrowings under the Revolving Credit Agreement.